SHARE CAPITAL (Details Textual)						1 Months Ended											12 Months Ended
	Apr. 04, 2017 shares	Apr. 03, 2017 USD ($) $ / shares	Feb. 04, 2016 USD ($) $ / shares shares	Feb. 04, 2016 USD ($) $ / shares shares	Sep. 01, 2010 shares	Nov. 21, 2017 CNY (¥) shares	Nov. 21, 2017 USD ($) $ / shares shares	Jul. 18, 2017 USD ($) $ / shares shares	Jun. 28, 2016 $ / shares shares	Apr. 30, 2012 shares	Apr. 30, 2011 shares	Nov. 24, 2010 CNY (¥) shares	May 31, 2010 shares	May 25, 2010 CNY (¥) shares	May 25, 2010 USD ($) shares	Nov. 20, 2009 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Nov. 24, 2010 $ / shares	Jun. 30, 2009 $ / shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued				1,428,571	11,779,649
Par value per share | $ / shares							$ 0.001		$ 0.008														$ 0.001
Exercise price, share options granted | $							$ 7.50											$ 7.65
Share issued price per share | $ / shares			$ 0.63	$ 0.63			$ 10.00
Number of shares outstanding					14,553,949		3,200,000		2.7								3,851,485		2,820,939	2,565,136	3,851,485	2,820,939
Aggregate shares purchased																11,193,149
Purchase Price of shares | $																$ 752,200,000
Number of shares forfeited																1,600,000
Warrant, Number of Securities Called by Warrants or Rights			114,286	114,286	2,944,904
Gross Proceeds from pricing of public offering | $			$ 900,000
Proceeds from pricing of public offering | $			$ 785,000
Percentage of gross proceeds of offering			8.00%
Payment of placement fee | $			$ 71,999
Payment of non-accountable expense allowance | $			$ 25,000
Percentage of aggregate number of shares sold in offering			8.00%
Minimum bid price | $ / shares									$ 1.00
Closing bid price | $ / shares									$ 1.00
Reverse stock split conversion ratio									8:1
Proceeds from issue of ordinary shares | ¥						¥ 128,000,000											¥ 9,537,000		¥ 6,185,000	¥ 0
Equity																	¥ 694,736,000		¥ 772,449,000	¥ 1,086,840,000	$ 22,000,000	$ 31,000,000		¥ 1,447,624,000
Authorised capital [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | $ / shares																					$ 0.008	$ 0.008
Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Notional amount | $		$ 631,579
Percentage of discount on convertible note		5.00%
Debt Instrument, Maturity Date		Jan. 03, 2018
Debt instrument, original amount | $		$ 600,000
Percentage of weighted average price		85.00%
Floor price of share | $ / shares		$ 1.00
Conversion of Stock, Shares Converted	369,626
Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $							$ 1.00								$ 1.00
Proceeds from exercise of options | $							$ 2,750,000
Aggregate shares purchased														996,051	996,051
Purchase Price of shares														¥ 6,803,000	$ 996,051
Number of warrants issued						2,750,000	2,750,000
Class A Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $				$ 0.63
Warrant, Number of Securities Called by Warrants or Rights			1,428,571	1,428,571
Class B Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $				$ 0.78
Warrant, Number of Securities Called by Warrants or Rights			1,428,571	1,428,571
IPO [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued						12,800,000	12,800,000
Over-Allotment Option [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued						800,000	800,000
underwritten public offering [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued												3,350,000
Share issued price per share | $ / shares																									$ 7.75
Gross proceeds from issuing shares | ¥												¥ 172,700,000
Proceeds from issuing shares | ¥												¥ 159,600,000
Private Placement [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued								633,526									27,394	27,394
Share issued price per share | $ / shares								$ 1.36
Proceeds from issuing shares | $								$ 861,595
Fair value of shares issued | ¥																	¥ 294,000
Bottom of range [member] | Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Debt instrument conversion price per share	1.1828
Top of range [member] | Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Debt instrument conversion price per share	1.9355
Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued										2,176,836	1,794,800		1,214,127
Par value per share | $ / shares																										$ 1.00
Success Winner Limited [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares outstanding																8,950,171
Contingent shares																8,185,763
Business combination,consideration, exchange price of share | $ / shares																$ 10.00
Business combination, consideration, number of outstanding shares acquired																5,743,320
Success Winner Limited [Member] | Released based on earnings [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Contingent shares																5,185,763
Success Winner Limited [Member] | Released based on share price targets [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Contingent shares																3,000,000